LOAN SERVICING (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Sep. 30, 2012
Servicing Assets at Fair Value [Line Items]
Custodial escrow balances with serviced loans	$ 85	$ 66	$ 31
Discount rate	8.00%
Weighted average default rate	0.00%
Weighted average amortization period	7 years
Principal balance of loans	31,682	32,862	24,230
Minimum [Member]
Servicing Assets at Fair Value [Line Items]
Prepayment speed	213.00%
Maximum [Member]
Servicing Assets at Fair Value [Line Items]
Prepayment speed	399.00%
Mortgage Loan with Servicing Right [Member]
Servicing Assets at Fair Value [Line Items]
Estimated fair value of servicing rights	$ 310	$ 321	$ 220